Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Summary of Accounts Payable and Accrued Expenses	Accounts payable and accrued expenses consist of the following:

	As of December 31, 2022	As of December 31, 2021
Marketing suppliers	$20,212	$17,345
Unbilled suppliers	15,868	16,554
Other suppliers	21,944	17,678
Total accounts payable and accrued expenses	$58,024	$51,577